Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.7%
Alabama 5.1%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	667,960
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,883,162
Jefferson, AL, Sewer Revenue, 5.0%, 10/1/2026	1,500,000	1,574,867
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	1,365,000	1,423,095
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,200,426
		7,749,510
Arizona 1.0%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 5.0%, 2/1/2027	200,000	212,470
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 4.125%, Mandatory Put 3/31/2026 @ 100, 9/1/2032	250,000	251,152
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, AMT, 5.0%, 7/1/2025	1,000,000	1,021,376
		1,484,998
California 9.1%
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 4.9% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	566,775
California, Municipal Finance Authority, Aldersly Project, Series B, 4.0%, 11/15/2028	590,000	594,603
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	319,756
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	605,000	604,995
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 2.9% (b), 2/1/2024, LOC: Barclays Bank PLC	3,450,000	3,450,000
California, State Housing Finance Agency, Multi Family Housing Revenue Bonds, Series V, 5.0%, Mandatory Put 11/1/2026 @ 100, 5/1/2054	300,000	312,420
California, State Infrastructure & Economic Development Bank Revenue:
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,038,536
Series A, 144A, 3.95%, Mandatory Put 1/30/2025 @ 100, 1/1/2050	500,000	500,047
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,021,086
Series A, AMT, 5.0%, 6/30/2026	500,000	514,034
California, State Public Works Board Revenue, Series B, 5.0%, 12/1/2025	1,120,000	1,164,443
California State University, University Revenue, Series B-3, 3.125%, Mandatory Put 11/1/2026 @ 100, 11/1/2051	1,000,000	1,006,024
Los Angeles County, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2025	695,000	710,086

Los Angeles County, CA, Department of Water & Power System, Series E, 5.0%, 7/1/2025	1,000,000	1,031,872
San Jose, CA, Multi Family Housing Revenue, Series F-2, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,039,345
		13,874,022
Colorado 1.7%
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	518,946
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,093,288
		2,612,234
Connecticut 6.1%
Connecticut, State General Obligation:
Series E, 5.0%, 11/15/2025	1,000,000	1,037,182
Series A, 5.0%, 3/15/2029	2,000,000	2,043,600
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,493,117
Connecticut, State Health & Educational Facilities Authority, Yale University, Series A-3, 2.95%, Mandatory Put 7/1/2027 @ 100, 7/1/2049 (c)	1,000,000	1,002,241
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series C-1, 4.0%, 11/15/2047	430,000	428,606
Series A-4, MUNIPSA + 0.3%, 4.85% (a), Mandatory Put 11/15/2024 @ 100, 11/15/2050	2,500,000	2,493,129
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	340,000	338,901
Connecticut, State Special Tax Obligation Revenue, Series B, 5.0%, 7/1/2025	500,000	514,529
		9,351,305
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, ECD Edgewood Commons 5 LP, 5.0%, Mandatory Put 6/1/2026 @ 100, 6/1/2027	1,000,000	1,024,023
Florida 3.5%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	510,158
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	994,883
Florida, Duval County Public Schools, Series A, 5.0%, 7/1/2025, INS: AGMC	500,000	513,828
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,300,850
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc., Series B2, 3.25%, 10/1/2026	1,000,000	961,144
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	120,000	119,602
		5,400,465
Georgia 4.7%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,188,221
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	667,427
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series C, 4.0%, Mandatory Put 9/1/2026 @ 100, 3/1/2050, GTY: Citigroup Global Markets	2,000,000	2,012,479
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue Bonds, Series C, 5.0%, 7/1/2026	1,700,000	1,793,198

Georgia, State Road & Tollway Authority, 5.0%, 6/1/2026	1,230,000	1,292,534
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875%, Mandatory Put 3/6/2026 @ 100, 10/1/2048	250,000	250,690
		7,204,549
Illinois 3.4%
Chicago, Midway International Airport Revenue, Series B, 5.0%, 1/1/2026, INS: BAM	500,000	520,397
Chicago, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2025	850,000	860,224
Illinois, General Obligation, Series D, 5.0%, 11/1/2026	2,000,000	2,098,064
Illinois, State General Obligation:
Series B, 5.0%, 3/1/2025	770,000	783,461
Series C, 5.0%, 5/1/2025	1,000,000	1,020,478
		5,282,624
Indiana 0.4%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 4.85% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	705,000	683,836
Kentucky 5.4%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	743,583
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	612,999	544,596
Kentucky, State Public Energy Authority, Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,436,684
Series A-1, 4.0%, Mandatory Put 6/1/2025 @ 100, 12/1/2049, GTY: Morgan Stanley	2,750,000	2,754,653
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,733,836
		8,213,352
Louisiana 5.2%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,907,492
Louisiana, Parish of St. John The Baptist LA, Series A-1, 4.05%, Mandatory Put 7/1/2026 @ 100, 6/1/2037	2,000,000	1,981,366
Louisiana, Public Facilities Authority, Solid Waste Disposal Facility Revenue, 144A, 5.0%, Mandatory Put 11/1/2025 @ 100, 10/1/2043	3,000,000	3,047,346
		7,936,204
Maryland 0.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,051,726
Massachusetts 0.1%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	150,000	131,044
Series B, AMT, 2.625%, 7/1/2036	80,000	78,691
		209,735
Michigan 4.4%
Michigan, State Finance Authority Revenue, “A1A”, Series 2021-1, 1.3%, 7/25/2061	712,734	659,960
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, Series C, MUNIPSA + 0.75%, 5.3% (a), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,734,771
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-1, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,117,289

Michigan, State Finance Authority, Trinity Health Corp. Obligated Group, Series A, 5.0%, 12/1/2026	2,000,000	2,112,717
Michigan, State Housing Development Authority Revenue, Clark Road Family Ltd. Dividend Housing Association LP, 4.5%, Mandatory Put 4/1/2026 @ 100, 12/1/2042	1,150,000	1,170,452
		6,795,189
Minnesota 1.0%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100, 12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,507,617
Mississippi 0.3%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	482,562
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	1,290,041	1,117,003
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2024	200,000	199,230
3.0%, 5/1/2025	225,000	220,038
		1,536,271
New Hampshire 1.0%
New Hampshire, State Housing Finance Authority Revenue, Series 1, 2.95%, 10/1/2025	1,540,000	1,525,151
New Jersey 4.2%
Camden, NJ, Improvement Authority, Multi Family Housing Revenue, Northgate I Apertments Project, 5.0%, Mandatory Put 3/1/2026 @ 100, 3/1/2027	1,000,000	1,030,879
New Jersey, State Economic Development Authority, Series SSS, 5.0%, 6/15/2026 (c)	1,500,000	1,564,000
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	188,766
New Jersey, State Higher Education Assistance:
Series A, AMT, 5.0%, 12/1/2025	575,000	589,007
Series B, AMT, 5.0%, 12/1/2025	1,000,000	1,024,360
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	1,995,010
		6,392,022
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	385,000	383,776
New York 8.9%
New Jersey, State Port Authority Revenue, Series 242, 5.0%, 12/1/2026	1,000,000	1,044,990
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	2,004,856
New York, Metropolitan Transportation Authority Revenue, Series E 1, 3.2% (b), 2/1/2024, LOC: Barclays Bank PLC	225,000	225,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	570,000	568,487
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, Series A, AMT, 5.0%, 1/1/2026	2,000,000	2,034,971
New York, Triborough Bridge & Tunnel Authority Revenue, Series A, 5.0%, 11/15/2025	1,250,000	1,298,252
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	555,000	543,133

New York, NY, General Obligation:
Series D, 5.0%, 8/1/2025	1,000,000	1,031,729
Series F-4, 5.0%, Mandatory Put 12/1/2025 @ 100, 6/1/2044	2,000,000	2,048,677
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series EE-2, 3.4% (b), 2/1/2024, LIQ: State Street B&T Co.	100,000	100,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	331,116
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	307,059
Series A, 5.0%, 9/1/2027	500,000	529,874
5.0%, 8/1/2028	1,000,000	1,030,090
Series A, 5.0%, 9/1/2028	500,000	539,415
		13,637,649
North Carolina 1.6%
North Carolina, General Obligation, Series A, 5.0%, 3/1/2026	2,045,000	2,141,285
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	250,000	249,211
		2,390,496
North Dakota 0.9%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series A, 4.0%, 7/1/2047	380,000	378,843
Series B, MUNIPSA + 0.2%, 4.75% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	924,927
		1,303,770
Ohio 2.4%
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,011,219
Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 4.5% (b), 2/7/2024, LOC: U.S. Bank NA	100,000	100,000
Ohio, American Municipal Power, Inc., Prairie State Energy Campus Revenue, Series A, 5.0%, 2/15/2026	1,000,000	1,038,738
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, 144A, 5.0%, 5/1/2025	1,500,000	1,497,800
		3,647,757
Oregon 0.2%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	305,000	303,314
Pennsylvania 6.0%
Dauphin County, PA, General Authority, Pinnacle Health Systems Project, Series A, 5.0%, 6/1/2026	650,000	674,685
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,038,748
Luzerne County, PA, General Obligation, Series A, 5.0%, 12/15/2026, INS: AGMC	1,000,000	1,056,706
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,075,497
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management Inc., Series A-2, 4.6%, Mandatory Put 10/1/2026 @ 100, 10/1/2046	2,000,000	2,019,534
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	190,000	189,290
Series 122, AMT, 4.0%, 10/1/2046	1,180,000	1,176,415
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	967,898
		9,198,773

South Carolina 0.6%
South Carolina, State Jobs-Economic Development Authority Revenue, International Paper Co., Series A, AMT, 4.0%, Mandatory Put 4/1/2026 @ 100, 4/1/2033, GTY: International Paper Co.	850,000	851,536
South Dakota 0.4%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	655,000	652,864
Tennessee 0.3%
Johnson City, TN, Johnson City Health & Educational Facilities Board, Ballad Health Obligated Group, Series A, 5.0%, 7/1/2025	500,000	509,301
Texas 11.0%
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	385,000	370,595
Harris County, TX, Spring Branch Independent School District, 5.0%, 2/1/2025	1,500,000	1,530,566
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	509,370
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,038,639
Series A, AMT, 5.0%, 7/1/2026, INS: AGMC	865,000	898,423
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,596,598
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,820,251
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	2,000,000	1,971,216
North Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2026	2,000,000	2,077,035
Texas, Clear Creek Independent School District, General Obligation, 3.6%, Mandatory Put 8/15/2025 @ 100, 2/15/2035	1,000,000	1,006,636
Texas, Dallas Fort Worth International Airport Revenue, Series B, 5.0%, 11/1/2025	2,000,000	2,071,131
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	527,348
Texas, State Water Implementation Revenue, 5.0%, 10/15/2024	500,000	507,130
		16,924,938
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2026	500,000	518,378
Virginia 3.7%
Louisa, VA, Industrial Development Authority, Pollution Control Revenue, Virginia Electric And Power Company Project, Series C, 1.65%, Mandatory Put 5/31/2024 @ 100, 11/1/2035	950,000	939,038
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 3.8%, Mandatory Put 10/1/2024 @ 100, 10/1/2033	750,000	747,781
Virginia, Housing Development Authority, Series E2, 3.9%, Mandatory Put 7/1/2025 @ 100, 7/1/2055	3,000,000	3,004,917
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,005,734
		5,697,470
Washington 1.7%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 4.78% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,131,051
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 4.8% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	345,677

Washington, State Housing Finance Commission, Emerald Heights, Series B-1, 4.75%, 7/1/2027	245,000	245,020
Washington, State Housing Finance Commission, Panorama Project, 4.5% (b), 2/7/2024, LOC: Wells Fargo Bank NA	850,000	850,000
		2,571,748
West Virginia 0.6%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,000,000	995,021
Wisconsin 2.9%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,038,279
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,038,279
Wisconsin, State Housing & Economic Development Authority, Series B, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2053	1,980,000	1,981,591
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	385,000	381,317
		4,439,466
Total Municipal Investments (Cost $156,174,154)		154,343,652

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 4.23% (d) (Cost $88,875)	88,866	88,875

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $156,263,029)	100.7	154,432,527
Other Assets and Liabilities, Net	(0.7)	(1,143,938)
Net Assets	100.0	153,288,589
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement

INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$154,343,652	$—	$154,343,652
Open-End Investment Companies	88,875	—	—	88,875
Total	$88,875	$154,343,652	$—	$154,432,527

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH1
R-080548-2 (1/25)